Revenue from contracts with customers - Narrative (Details) - EUR (€) € in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Standard warranty coverage on systems	12 months
Net contract liability	€ 17.9	€ 16.0
Purchase agreement term (up to)	5 years
Amount of remaining performance obligations	€ 43.3	€ 45.0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percentage expected to be recognized		57.00%
Period revenue is expected to be recognized		12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percentage expected to be recognized	59.00%
Period revenue is expected to be recognized	12 months